Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)(8)	Company-Selected Measure(9)
					Total Shareholder Return(6)	S&P 500 Information Technology Index Total Shareholder Return(7)
2022	$5,198,726	$798,472	$2,119,641	$2,034,969	$62.38	$78.43	$(66.3)	-
2021	$6,497,511	$34,930,986	$1,644,770	$6,668,535	$73.12	$110.32	$(47.8)	-

Company Selected Measure Name	stock price
Named Executive Officers, Footnote [Text Block]	Our principal executive officer (PEO) is Fran Rosch, who began serving as our president and chief executive officer in June 2018.The non-PEO named executive officers (NEOs) represent the following individuals for each of the years shown:
•2022: John Fernandez, Chief Financial Officer and Executive Vice President of Global Operations; Pete Angstadt, Chief Revenue Officer; Peter Barker, Chief Product Officer and Executive Vice President; and Samuel Fleischmann, Chief Legal Officer.
•2021: John Fernandez, Chief Financial Officer and Executive Vice President of Global Operations; and Peter Barker, Chief Product Officer and Executive Vice President.

Peer Group Issuers, Footnote [Text Block]	The peer group used is the S&P 500 Information Technology Index, as used in the company's performance graph in our Annual Report on Form 10-K for the year ended December 31, 2022. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on September 16, 2021 until the last trading day of each reported fiscal year.
PEO Total Compensation Amount	$ 5,198,726	$ 6,497,511
PEO Actually Paid Compensation Amount	$ 798,472	34,930,986
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below.

	2021	2022
Summary Compensation Table Total	$6,497,511	$5,198,726
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(5,024,651)	$(4,254,416)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,581,188	$7,311,174
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$10,666,698	$(1,683,926)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$10,210,240	$(5,773,086)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$34,930,986	$798,472

Non-PEO NEO Average Total Compensation Amount	$ 2,119,641	1,644,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,034,969	6,668,535
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	This figure is the average of Compensation Actually Paid for our NEOs other than our PEO in each listed year. Compensation Actually Paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2021	2022
Summary Compensation Table Total	$1,644,770	$2,119,641
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(800,305)	$(1,460,819)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$749,263	$2,510,404
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,127,931	$(412,176)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,946,876	$(722,081)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$6,668,535	$2,034,969

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]	Tabular List of Performance Measures

Tabular List
Stock Price

Total Shareholder Return Amount	$ 62.38	73.12
Peer Group Total Shareholder Return Amount	78.43	110.32
Net Income (Loss)	$ (66,300,000)	$ (47,800,000)
Company Selected Measure Amount	0	0
PEO Name	Fran Rosch
Additional 402(v) Disclosure [Text Block]	We do not have pensions; therefore, an adjustment to the Summary Compensation Table totals related to pension value for any of the years reflected in this table is not needed.Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on September 16, 2021, the first day of trading for the Company’s stock until the last trading day of each reported fiscal year.The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.While our executive compensation program rewards individual and company performance via short-term and long-term equity incentive programs, we do not currently link the Compensation Actually Paid to our NEOs to any company financial performance measure other than our stock price. As described in our "Compensation Discussion and Analysis," our compensation committee looks to ARR growth as its key performance measure; but ARR growth is not considered a compensation financial performance measure for purposes of this Pay Versus Performance disclosure. We believe that both our annual stock bonus in the form of RSU awards and our annual long-term equity incentives in the form of stock options effectively emphasize an ownership culture and reward our executives for performance and value creation. Hence, we have not included a Company-Selected Measure (as defined under §229.402(v)(2)(vi) of Regulation S-K) in this table because guidance issued under the pay versus performance rules states that stock price cannot be a “Company-Selected Measure” unless it is a performance metric in an incentive plan. See “Compensation Discussion and Analysis” for information about our compensation philosophy.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Non-GAAP Measure Description [Text Block]	The list only includes one financial performance measure, stock price, because that is the only financial performance measure used. In our “Compensation Discussion and Analysis” above, we described how our compensation programs are effective at incentivizing and retaining our senior executives and closely aligning the interests of our senior management team with those of our shareholders.
PEO [Member] | Equity Awards Granted In Current Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,254,416)	$ (5,024,651)
PEO [Member] | Equity Awards Granted In Current Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,311,174	12,581,188
PEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,683,926)	10,666,698
PEO [Member] | Equity Awards Granted In Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,773,086)	10,210,240
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Current Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,460,819)	(800,305)
Non-PEO NEO [Member] | Equity Awards Granted In Current Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,510,404	749,263
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,176)	3,127,931
Non-PEO NEO [Member] | Equity Awards Granted In Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(722,081)	1,946,876
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0